Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

15            Leases

  Right-of-use assets

.	December 31, 2021	December 31, 2020
Properties	69,441	66,459
Vehicles	4,173	2,809
IT equipment	213	497
Total	73,827	69,765

Some of the Group’s leases have the option of an extension that can be exercised for an indefinite period, and in these cases the Group has already considered in the measurement of the lease amounts the extensions that are reasonably certain to be exercised.

The Group applies the short-term lease recognition exemption to its short-term leases of properties (those leases that have a lease term of 12 months or less). It also applies the lease of low-value assets recognition exemption to leases that are considered of low value. Lease payments on short-term leases and leases of low-value assets are recognized as expenses on a straight-line basis. The remained rental expenses for the year totaled R$5,922 as of December 31, 2021 (R$4,669 as of December 31, 2020).

The changes to balances of the right-of-use are:

	Properties	Vehicles	IT equipment	Total
Cost:
Balance as of January 1, 2020	84,324	3,213	851	88,388
Foreign currency difference	8,370	10	-	8,380
Additions	14,305	2,503	-	16,808
Derecognition of right-of-use assets	(18,450)	(718)	-	(19,168)
Balance on December 31, 2020	88,549	5,008	851	94,408
Additions due to business combination (note 9.c)	5,414	-	-	5,414
Foreign currency difference	2,744	3	-	2,747
Additions	11,815	3,724	-	15,539
Derecognition of right-of-use assets	(2,200)	(2,363)	-	(4,563)
Remeasurement of right-of-use assets	1,318	-	-	1,318
Balance on December 31, 2021	107,640	6,372	851	114,863

Depreciation:
Balance at January 1, 2019	-	-	-	-
Foreign currency difference	(32)	-	-	(32)
Depreciation	(13,402)	(985)	(71)	(14,458)
Balance on December 31, 2019	(13,434)	(985)	(71)	(14,490)
Foreign currency difference	(979)	(9)	-	(988)
Depreciation	(15,320)	(1,609)	(283)	(17,212)
Derecognition of right-of-use assets	7,643	404	-	8,047
Balance on December 31, 2020	(22,090)	(2,199)	(354)	(24,643)
Foreign currency difference	(856)	(1)	-	(857)
Depreciation	(16,535)	(1,944)	(284)	(18,763)
Derecognition of right-of-use assets	1,657	1,945	-	3,602
Remeasurement of right-of-use assets	(376)	-	-	(376)
Balance on December 31, 2021	(38,200)	(2,199)	(638)	(41,037)

Net balance at:
December 31, 2020	66,459	2,809	497	69,765
December 31, 2021	69,441	4,173	213	73,827

  Lease liabilities

.	Average discount rate (per year)	December 31, 2021	December 31, 2020
Properties	10.88% (2020: 7.56%)	77,366	71,765
Vehicles	14.54% (2020: 12.69%)	4,285	2,940
IT equipment	7.70% (2020: 7.70%)	237	523
Total		81,888	75,228
Current		21,214	14,569
Non-current		60,674	60,659
Total		81,888	75,228

The change in lease liabilities is disclosed in the reconciliation of change in liabilities to cash flows in note 16.